Events After the Balance Sheet Date (Details)	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Description of nature of non-adjusting event after reporting period	There have been no significant events between 31 December 2022 and the date of approval of these financial statements which would require a change to or additional disclosure in the financial statements.